Exhibit 99.2

3097 Satellite Blvd., Bldg. 700, Ste. 400, Duluth, GA 30096
770.497.9100

11 February 2022
RM1 SFR Holdings I, L.P.
875 Third Avenue, 10th Floor
New York, NY 10022
RE: FirstKey Homes 2022-SFRA Trust (the “Issuing Entity”) HOA Discrepancy Review
Ladies and Gentlemen:
In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below.  The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof.  A more detailed description of services performed and of our findings and conclusions is set forth below.  The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.
I.  Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)
a. Background.
We have been informed that:
1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).
2. Some of the Properties were previously designated by RM1 SFR Holdings I, L.P. (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).
3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.
b. Properties Subject to Review. [(1) through (3) of Item 4.]

The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”).  The list of Subject Properties is attached hereto as Schedule I.  Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.
c.  How the Review Was Conducted. [(4) of Item 4]
We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA.  We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”).  Every property is unique, and not every search method is employed with respect to each of the Subject Properties.  These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA.  However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.
Customary Searching Methods.  Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist.  As noted, not all of these methods are used for every Subject Property.
1.  Review of DCCR.  In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation.  Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.
2. Review of state registrations.  A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.
3. Internet searches.  Standard search engines may be used to search the internet for evidence of an active HOA.
4. Review of prior mortgages.  Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development.  This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.
5.  Contacting listing agents.  Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

6.  Contacting homeowners or residents.  Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.
Limitations of Searching Methods.
As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations.  Those limitations include, but are not limited to, the following:
It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR.  This may happen for a number of reasons.  For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced.  Old or vague descriptions can also prevent this review from being definitive.  It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.
It is possible for an HOA to exist and yet not be registered with relevant state agencies.  In some instances, an HOA may not be legally required to be registered.  Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.
Many HOAs do not establish web sites or other presence on the world-wide net.  Further, internet searches are, by their nature, imprecise.  Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.
It is possible that a Subject Property has never been subject to a prior mortgage.  Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.
Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.
Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process.  Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.
d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]
We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or
2. Making any findings with respect to:
i. Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii. The value of the Properties or any other collateral securing the Mortgage Loan,
iii. Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or
iv. Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.
Our HOA Discrepancy Review is limited to the procedures set forth in (c) above.  Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.
II.  Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)
Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:
To our knowledge, after inquiry as described above, 16 of the 493 Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.
Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

This report was prepared solely for the benefit of the addressee set forth above.  It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction.  Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.
Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.
OS National LLC

By: /s/ Jim Duggan
Name: Jim Duggan
Title: Director of Institutional Transactions

Schedule I
Client Code	Address	HOA Status
10149602	[REDACTED]	APPARENT HOA PROPERTY
13167001	[REDACTED]	APPARENT HOA PROPERTY
17139501	[REDACTED]	APPARENT HOA PROPERTY
17388201	[REDACTED]	APPARENT HOA PROPERTY
18689401	[REDACTED]	APPARENT HOA PROPERTY
30518201	[REDACTED]	APPARENT HOA PROPERTY
35529101	[REDACTED]	APPARENT HOA PROPERTY
49358301	[REDACTED]	APPARENT HOA PROPERTY
91479602	[REDACTED]	APPARENT HOA PROPERTY
91567601	[REDACTED]	APPARENT HOA PROPERTY
93457601	[REDACTED]	APPARENT HOA PROPERTY
95169601	[REDACTED]	APPARENT HOA PROPERTY
97098304	[REDACTED]	APPARENT HOA PROPERTY
97339301	[REDACTED]	APPARENT HOA PROPERTY
98099604	[REDACTED]	APPARENT HOA PROPERTY
99889101	[REDACTED]	APPARENT HOA PROPERTY
10018612	[REDACTED]	APPARENT NON-HOA PROPERTY
10077703	[REDACTED]	APPARENT NON-HOA PROPERTY
10079301	[REDACTED]	APPARENT NON-HOA PROPERTY
10129701	[REDACTED]	APPARENT NON-HOA PROPERTY
10207701	[REDACTED]	APPARENT NON-HOA PROPERTY
10258803	[REDACTED]	APPARENT NON-HOA PROPERTY
10269501	[REDACTED]	APPARENT NON-HOA PROPERTY
10318803	[REDACTED]	APPARENT NON-HOA PROPERTY
10378602	[REDACTED]	APPARENT NON-HOA PROPERTY
10459105	[REDACTED]	APPARENT NON-HOA PROPERTY
10608301	[REDACTED]	APPARENT NON-HOA PROPERTY
10828502	[REDACTED]	APPARENT NON-HOA PROPERTY
10848101	[REDACTED]	APPARENT NON-HOA PROPERTY
10858601	[REDACTED]	APPARENT NON-HOA PROPERTY
11039811	[REDACTED]	APPARENT NON-HOA PROPERTY
11099802	[REDACTED]	APPARENT NON-HOA PROPERTY
11128101	[REDACTED]	APPARENT NON-HOA PROPERTY
11128802	[REDACTED]	APPARENT NON-HOA PROPERTY
11208802	[REDACTED]	APPARENT NON-HOA PROPERTY
11309107	[REDACTED]	APPARENT NON-HOA PROPERTY
11328104	[REDACTED]	APPARENT NON-HOA PROPERTY
11368301	[REDACTED]	APPARENT NON-HOA PROPERTY
11418703	[REDACTED]	APPARENT NON-HOA PROPERTY
11469702	[REDACTED]	APPARENT NON-HOA PROPERTY

11569401	[REDACTED]	APPARENT NON-HOA PROPERTY
11689102	[REDACTED]	APPARENT NON-HOA PROPERTY
11908801	[REDACTED]	APPARENT NON-HOA PROPERTY
11959701	[REDACTED]	APPARENT NON-HOA PROPERTY
12039605	[REDACTED]	APPARENT NON-HOA PROPERTY
12069703	[REDACTED]	APPARENT NON-HOA PROPERTY
12169101	[REDACTED]	APPARENT NON-HOA PROPERTY
12239102	[REDACTED]	APPARENT NON-HOA PROPERTY
12308605	[REDACTED]	APPARENT NON-HOA PROPERTY
12629801	[REDACTED]	APPARENT NON-HOA PROPERTY
12659102	[REDACTED]	APPARENT NON-HOA PROPERTY
13039702	[REDACTED]	APPARENT NON-HOA PROPERTY
13178803	[REDACTED]	APPARENT NON-HOA PROPERTY
13209803	[REDACTED]	APPARENT NON-HOA PROPERTY
13238302	[REDACTED]	APPARENT NON-HOA PROPERTY
13368002	[REDACTED]	APPARENT NON-HOA PROPERTY
13557601	[REDACTED]	APPARENT NON-HOA PROPERTY
13689101	[REDACTED]	APPARENT NON-HOA PROPERTY
13718502	[REDACTED]	APPARENT NON-HOA PROPERTY
13807708	[REDACTED]	APPARENT NON-HOA PROPERTY
13809101	[REDACTED]	APPARENT NON-HOA PROPERTY
13949102	[REDACTED]	APPARENT NON-HOA PROPERTY
14009102	[REDACTED]	APPARENT NON-HOA PROPERTY
14148301	[REDACTED]	APPARENT NON-HOA PROPERTY
14207704	[REDACTED]	APPARENT NON-HOA PROPERTY
14249701	[REDACTED]	APPARENT NON-HOA PROPERTY
14729102	[REDACTED]	APPARENT NON-HOA PROPERTY
15299102	[REDACTED]	APPARENT NON-HOA PROPERTY
15469102	[REDACTED]	APPARENT NON-HOA PROPERTY
15548602	[REDACTED]	APPARENT NON-HOA PROPERTY
15918501	[REDACTED]	APPARENT NON-HOA PROPERTY
15919102	[REDACTED]	APPARENT NON-HOA PROPERTY
15959102	[REDACTED]	APPARENT NON-HOA PROPERTY
16039102	[REDACTED]	APPARENT NON-HOA PROPERTY
16099802	[REDACTED]	APPARENT NON-HOA PROPERTY
16869701	[REDACTED]	APPARENT NON-HOA PROPERTY
16968601	[REDACTED]	APPARENT NON-HOA PROPERTY
16989101	[REDACTED]	APPARENT NON-HOA PROPERTY
17019704	[REDACTED]	APPARENT NON-HOA PROPERTY
17029802	[REDACTED]	APPARENT NON-HOA PROPERTY
17139705	[REDACTED]	APPARENT NON-HOA PROPERTY
17178802	[REDACTED]	APPARENT NON-HOA PROPERTY

17179101	[REDACTED]	APPARENT NON-HOA PROPERTY
17209101	[REDACTED]	APPARENT NON-HOA PROPERTY
17279702	[REDACTED]	APPARENT NON-HOA PROPERTY
17319101	[REDACTED]	APPARENT NON-HOA PROPERTY
17538601	[REDACTED]	APPARENT NON-HOA PROPERTY
17539703	[REDACTED]	APPARENT NON-HOA PROPERTY
18038601	[REDACTED]	APPARENT NON-HOA PROPERTY
18079701	[REDACTED]	APPARENT NON-HOA PROPERTY
18098601	[REDACTED]	APPARENT NON-HOA PROPERTY
18217702	[REDACTED]	APPARENT NON-HOA PROPERTY
18288602	[REDACTED]	APPARENT NON-HOA PROPERTY
18289702	[REDACTED]	APPARENT NON-HOA PROPERTY
18319703	[REDACTED]	APPARENT NON-HOA PROPERTY
18369101	[REDACTED]	APPARENT NON-HOA PROPERTY
18529102	[REDACTED]	APPARENT NON-HOA PROPERTY
18658301	[REDACTED]	APPARENT NON-HOA PROPERTY
19058301	[REDACTED]	APPARENT NON-HOA PROPERTY
19059101	[REDACTED]	APPARENT NON-HOA PROPERTY
19119102	[REDACTED]	APPARENT NON-HOA PROPERTY
19139601	[REDACTED]	APPARENT NON-HOA PROPERTY
19258802	[REDACTED]	APPARENT NON-HOA PROPERTY
19417702	[REDACTED]	APPARENT NON-HOA PROPERTY
19418602	[REDACTED]	APPARENT NON-HOA PROPERTY
19609701	[REDACTED]	APPARENT NON-HOA PROPERTY
19639101	[REDACTED]	APPARENT NON-HOA PROPERTY
19818302	[REDACTED]	APPARENT NON-HOA PROPERTY
20018301	[REDACTED]	APPARENT NON-HOA PROPERTY
20099703	[REDACTED]	APPARENT NON-HOA PROPERTY
20139704	[REDACTED]	APPARENT NON-HOA PROPERTY
20227601	[REDACTED]	APPARENT NON-HOA PROPERTY
20237701	[REDACTED]	APPARENT NON-HOA PROPERTY
20598301	[REDACTED]	APPARENT NON-HOA PROPERTY
20677601	[REDACTED]	APPARENT NON-HOA PROPERTY
20817601	[REDACTED]	APPARENT NON-HOA PROPERTY
20939101	[REDACTED]	APPARENT NON-HOA PROPERTY
20979102	[REDACTED]	APPARENT NON-HOA PROPERTY
21189102	[REDACTED]	APPARENT NON-HOA PROPERTY
21308601	[REDACTED]	APPARENT NON-HOA PROPERTY
21449102	[REDACTED]	APPARENT NON-HOA PROPERTY
21449703	[REDACTED]	APPARENT NON-HOA PROPERTY
21458602	[REDACTED]	APPARENT NON-HOA PROPERTY
22168601	[REDACTED]	APPARENT NON-HOA PROPERTY
22338702	[REDACTED]	APPARENT NON-HOA PROPERTY
22819101	[REDACTED]	APPARENT NON-HOA PROPERTY

23309101	[REDACTED]	APPARENT NON-HOA PROPERTY
23658101	[REDACTED]	APPARENT NON-HOA PROPERTY
24008302	[REDACTED]	APPARENT NON-HOA PROPERTY
24089701	[REDACTED]	APPARENT NON-HOA PROPERTY
24168303	[REDACTED]	APPARENT NON-HOA PROPERTY
24287402	[REDACTED]	APPARENT NON-HOA PROPERTY
24588301	[REDACTED]	APPARENT NON-HOA PROPERTY
24599102	[REDACTED]	APPARENT NON-HOA PROPERTY
24749701	[REDACTED]	APPARENT NON-HOA PROPERTY
24759102	[REDACTED]	APPARENT NON-HOA PROPERTY
24789701	[REDACTED]	APPARENT NON-HOA PROPERTY
25258804	[REDACTED]	APPARENT NON-HOA PROPERTY
25569701	[REDACTED]	APPARENT NON-HOA PROPERTY
25798301	[REDACTED]	APPARENT NON-HOA PROPERTY
25889102	[REDACTED]	APPARENT NON-HOA PROPERTY
26458602	[REDACTED]	APPARENT NON-HOA PROPERTY
26558302	[REDACTED]	APPARENT NON-HOA PROPERTY
26599701	[REDACTED]	APPARENT NON-HOA PROPERTY
26689101	[REDACTED]	APPARENT NON-HOA PROPERTY
27059701	[REDACTED]	APPARENT NON-HOA PROPERTY
27179101	[REDACTED]	APPARENT NON-HOA PROPERTY
27208602	[REDACTED]	APPARENT NON-HOA PROPERTY
27309103	[REDACTED]	APPARENT NON-HOA PROPERTY
27639102	[REDACTED]	APPARENT NON-HOA PROPERTY
28008302	[REDACTED]	APPARENT NON-HOA PROPERTY
28198601	[REDACTED]	APPARENT NON-HOA PROPERTY
28358101	[REDACTED]	APPARENT NON-HOA PROPERTY
29029102	[REDACTED]	APPARENT NON-HOA PROPERTY
29157702	[REDACTED]	APPARENT NON-HOA PROPERTY
29168601	[REDACTED]	APPARENT NON-HOA PROPERTY
29189701	[REDACTED]	APPARENT NON-HOA PROPERTY
29268301	[REDACTED]	APPARENT NON-HOA PROPERTY
29918301	[REDACTED]	APPARENT NON-HOA PROPERTY
30298101	[REDACTED]	APPARENT NON-HOA PROPERTY
30399101	[REDACTED]	APPARENT NON-HOA PROPERTY
30738601	[REDACTED]	APPARENT NON-HOA PROPERTY
30938101	[REDACTED]	APPARENT NON-HOA PROPERTY
31018601	[REDACTED]	APPARENT NON-HOA PROPERTY
31128601	[REDACTED]	APPARENT NON-HOA PROPERTY
31238301	[REDACTED]	APPARENT NON-HOA PROPERTY
31359101	[REDACTED]	APPARENT NON-HOA PROPERTY
31409103	[REDACTED]	APPARENT NON-HOA PROPERTY
31419102	[REDACTED]	APPARENT NON-HOA PROPERTY

31429102	[REDACTED]	APPARENT NON-HOA PROPERTY
31509103	[REDACTED]	APPARENT NON-HOA PROPERTY
31679101	[REDACTED]	APPARENT NON-HOA PROPERTY
31769102	[REDACTED]	APPARENT NON-HOA PROPERTY
31979101	[REDACTED]	APPARENT NON-HOA PROPERTY
32038301	[REDACTED]	APPARENT NON-HOA PROPERTY
32068101	[REDACTED]	APPARENT NON-HOA PROPERTY
32078101	[REDACTED]	APPARENT NON-HOA PROPERTY
32138301	[REDACTED]	APPARENT NON-HOA PROPERTY
32249101	[REDACTED]	APPARENT NON-HOA PROPERTY
32479101	[REDACTED]	APPARENT NON-HOA PROPERTY
32608301	[REDACTED]	APPARENT NON-HOA PROPERTY
32629101	[REDACTED]	APPARENT NON-HOA PROPERTY
32809102	[REDACTED]	APPARENT NON-HOA PROPERTY
33089101	[REDACTED]	APPARENT NON-HOA PROPERTY
33169101	[REDACTED]	APPARENT NON-HOA PROPERTY
33309701	[REDACTED]	APPARENT NON-HOA PROPERTY
33399101	[REDACTED]	APPARENT NON-HOA PROPERTY
34248101	[REDACTED]	APPARENT NON-HOA PROPERTY
34378001	[REDACTED]	APPARENT NON-HOA PROPERTY
34518101	[REDACTED]	APPARENT NON-HOA PROPERTY
35088604	[REDACTED]	APPARENT NON-HOA PROPERTY
35209101	[REDACTED]	APPARENT NON-HOA PROPERTY
35267703	[REDACTED]	APPARENT NON-HOA PROPERTY
35429102	[REDACTED]	APPARENT NON-HOA PROPERTY
35699101	[REDACTED]	APPARENT NON-HOA PROPERTY
35819101	[REDACTED]	APPARENT NON-HOA PROPERTY
36059102	[REDACTED]	APPARENT NON-HOA PROPERTY
36108101	[REDACTED]	APPARENT NON-HOA PROPERTY
36199701	[REDACTED]	APPARENT NON-HOA PROPERTY
36209702	[REDACTED]	APPARENT NON-HOA PROPERTY
36217601	[REDACTED]	APPARENT NON-HOA PROPERTY
36468001	[REDACTED]	APPARENT NON-HOA PROPERTY
36687701	[REDACTED]	APPARENT NON-HOA PROPERTY
37048803	[REDACTED]	APPARENT NON-HOA PROPERTY
37207702	[REDACTED]	APPARENT NON-HOA PROPERTY
37209101	[REDACTED]	APPARENT NON-HOA PROPERTY
37209701	[REDACTED]	APPARENT NON-HOA PROPERTY
37439102	[REDACTED]	APPARENT NON-HOA PROPERTY
37829101	[REDACTED]	APPARENT NON-HOA PROPERTY
38029702	[REDACTED]	APPARENT NON-HOA PROPERTY
38109702	[REDACTED]	APPARENT NON-HOA PROPERTY
38219101	[REDACTED]	APPARENT NON-HOA PROPERTY

38348601	[REDACTED]	APPARENT NON-HOA PROPERTY
38418602	[REDACTED]	APPARENT NON-HOA PROPERTY
38448201	[REDACTED]	APPARENT NON-HOA PROPERTY
38829101	[REDACTED]	APPARENT NON-HOA PROPERTY
38899101	[REDACTED]	APPARENT NON-HOA PROPERTY
39108602	[REDACTED]	APPARENT NON-HOA PROPERTY
39329101	[REDACTED]	APPARENT NON-HOA PROPERTY
39748601	[REDACTED]	APPARENT NON-HOA PROPERTY
40249101	[REDACTED]	APPARENT NON-HOA PROPERTY
40467701	[REDACTED]	APPARENT NON-HOA PROPERTY
40609101	[REDACTED]	APPARENT NON-HOA PROPERTY
40789103	[REDACTED]	APPARENT NON-HOA PROPERTY
41109101	[REDACTED]	APPARENT NON-HOA PROPERTY
41188603	[REDACTED]	APPARENT NON-HOA PROPERTY
41189101	[REDACTED]	APPARENT NON-HOA PROPERTY
41269403	[REDACTED]	APPARENT NON-HOA PROPERTY
41407702	[REDACTED]	APPARENT NON-HOA PROPERTY
42049101	[REDACTED]	APPARENT NON-HOA PROPERTY
42108602	[REDACTED]	APPARENT NON-HOA PROPERTY
42428101	[REDACTED]	APPARENT NON-HOA PROPERTY
42739101	[REDACTED]	APPARENT NON-HOA PROPERTY
42928301	[REDACTED]	APPARENT NON-HOA PROPERTY
43059801	[REDACTED]	APPARENT NON-HOA PROPERTY
43179101	[REDACTED]	APPARENT NON-HOA PROPERTY
43408601	[REDACTED]	APPARENT NON-HOA PROPERTY
43568601	[REDACTED]	APPARENT NON-HOA PROPERTY
43779101	[REDACTED]	APPARENT NON-HOA PROPERTY
44099103	[REDACTED]	APPARENT NON-HOA PROPERTY
44519701	[REDACTED]	APPARENT NON-HOA PROPERTY
44549101	[REDACTED]	APPARENT NON-HOA PROPERTY
44809102	[REDACTED]	APPARENT NON-HOA PROPERTY
45048802	[REDACTED]	APPARENT NON-HOA PROPERTY
45647701	[REDACTED]	APPARENT NON-HOA PROPERTY
45979101	[REDACTED]	APPARENT NON-HOA PROPERTY
46048601	[REDACTED]	APPARENT NON-HOA PROPERTY
46159101	[REDACTED]	APPARENT NON-HOA PROPERTY
46418001	[REDACTED]	APPARENT NON-HOA PROPERTY
46579101	[REDACTED]	APPARENT NON-HOA PROPERTY
47158601	[REDACTED]	APPARENT NON-HOA PROPERTY
47258602	[REDACTED]	APPARENT NON-HOA PROPERTY
47769101	[REDACTED]	APPARENT NON-HOA PROPERTY
48098603	[REDACTED]	APPARENT NON-HOA PROPERTY
48178001	[REDACTED]	APPARENT NON-HOA PROPERTY

48439101	[REDACTED]	APPARENT NON-HOA PROPERTY
49078602	[REDACTED]	APPARENT NON-HOA PROPERTY
49098701	[REDACTED]	APPARENT NON-HOA PROPERTY
50089101	[REDACTED]	APPARENT NON-HOA PROPERTY
50358601	[REDACTED]	APPARENT NON-HOA PROPERTY
50408603	[REDACTED]	APPARENT NON-HOA PROPERTY
50709101	[REDACTED]	APPARENT NON-HOA PROPERTY
50799101	[REDACTED]	APPARENT NON-HOA PROPERTY
50899101	[REDACTED]	APPARENT NON-HOA PROPERTY
50989101	[REDACTED]	APPARENT NON-HOA PROPERTY
51008001	[REDACTED]	APPARENT NON-HOA PROPERTY
51099101	[REDACTED]	APPARENT NON-HOA PROPERTY
51179101	[REDACTED]	APPARENT NON-HOA PROPERTY
51217401	[REDACTED]	APPARENT NON-HOA PROPERTY
51249401	[REDACTED]	APPARENT NON-HOA PROPERTY
51249402	[REDACTED]	APPARENT NON-HOA PROPERTY
51448603	[REDACTED]	APPARENT NON-HOA PROPERTY
52179101	[REDACTED]	APPARENT NON-HOA PROPERTY
52489101	[REDACTED]	APPARENT NON-HOA PROPERTY
52559101	[REDACTED]	APPARENT NON-HOA PROPERTY
52899101	[REDACTED]	APPARENT NON-HOA PROPERTY
53119701	[REDACTED]	APPARENT NON-HOA PROPERTY
53187401	[REDACTED]	APPARENT NON-HOA PROPERTY
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